Filed under Rule 497(k)
SUNAMERICA SERIES TRUST Small Company Value Portfolio	Registration No. 033-52742

Supplement dated September 5, 2017 to the Summary Prospectus

Dated May 1, 2017, as supplemented and amended to date

Effective immediately, all reference to Donald G. Taylor, Portfolio Manager for Franklin Advisory Services, LLC, is deleted in its entirety.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.